J.P. Morgan U.S Equity Funds

JPMorgan Value Plus Fund

(All Shares Classes)

(A series of JPMorgan Trust IV)

Supplement dated May 16, 2019

to the Statement of Additional Information

dated November 1, 2018, as supplemented

Effective immediately, all references to JPMorgan Value Plus Fund in the Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USEQ-VP-519